Critical Accounting Judgements, Estimates and Assumptions	6 Months Ended
Dec. 31, 2025
Critical Accounting Judgements, Estimates and Assumptions [Abstract]
Critical accounting judgements, estimates and assumptions

Note 4. Critical accounting judgements, estimates and assumptions

The preparation of the condensed consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts in the condensed consolidated financial statements. Management continually evaluates its judgements and estimates in relation to assets, liabilities, contingent liabilities, revenue and expenses. Management bases its judgements, estimates and assumptions on historical experience and on other various factors, including expectations of future events, management believes to be reasonable under the circumstances. The resulting accounting judgements and estimates will seldom equal the related actual results. The judgements, estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities (refer to the respective notes) within the next financial year are discussed below.

Estimation of useful lives of assets

The consolidated entity determines the estimated useful lives and related depreciation and amortisation charges for its property, plant and equipment and finite life intangible assets. The useful lives could change significantly as a result of technical innovations or some other event. The depreciation and amortization charge will increase where the useful lives are less than previously estimated lives, or technically obsolete or non-strategic assets that have been abandoned or sold will be written off or written down.

Intangible assets

The Consolidated Entity tests annually, or more frequently if events or changes in circumstances indicate impairment, whether indefinite life or finite life intangible assets have suffered any impairment, in accordance with the accounting policy stated in note 3. The recoverable amounts of cash-generating units have been determined based on value-in-use calculations. These calculations require the use of assumptions, including estimated discount rates based on the current cost of capital and growth rates of the estimated future cash flows.

Going Concern

The working capital position as at 31 December 2025 of the Company results in an excess of current assets over current liabilities of $ 5,338,422 (30 June 2025: excess of current liabilities over current assets $4,305,200). The Company made a loss after income tax of $3,742,104 during the six-month ended 31 December 2025 (6-month period ended 31 December 2024 loss: 3,304,359). As of 31 December 2025, there are no capital commitments outstanding. The cash balances as at 31 December 2025 was $9,349 (30 June 2025 : $344,648).

The Consolidated Entity’s six month condensed consolidated financial statements have been prepared on a going concern basis which contemplates the realization of assets and satisfaction of liabilities and commitments in the normal course of business. The six month condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities should the Consolidated Entity be unable to continue as a going concern.